Stock-Based Compensation - Activity for Stock Option (Detail) (Stock Options [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Option Shares, Outstanding at beginning of period	3,762,000
Number of Option Shares, Exercised	(169,000)
Number of Option Shares, Cancelled/expired/forfeited	(300,000)
Number of Option Shares, Outstanding at end of period	3,293,000
Number of Option Shares, Exercisable at end of period	2,521,000
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 11.78
Weighted-Average Exercise Price, Exercised	$ 2.14
Weighted-Average Exercise Price, Cancelled/expired/forfeited	$ 12.75
Weighted-Average Exercise Price, Outstanding at end of period	$ 12.18
Weighted-Average Exercise Price, Exercisable at end of period	$ 12.47
Weighted-Average Remaining Contractual Term, Outstanding at end of period	3 years 3 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable at end of period	2 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0